TAXES (Details) ¥ in Millions, $ in Millions			6 Months Ended		36 Months Ended		53 Months Ended
	Apr. 01, 2018 HKD ($)	Apr. 01, 2018 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027
TAXES
Threshold annual taxable income | ¥			¥ 3	¥ 3
HNTE Income tax rate			15.00%
Income tax, HNTE status period			3 years
NetClass China
TAXES
HNTE Income tax rate			15.00%
PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Preferential tax rate					5.00%	5.00%
Percentage of income taxable at enterprise rate					25.00%	25.00%
Enterprise income tax rate					20.00%	20.00%
PRC 2023 Announcement For Small And Low Profit Enterprises
TAXES
Preferential tax rate							5.00%
Percentage of income taxable at enterprise rate							25.00%
Enterprise income tax rate							20.00%
Minimum | PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income					$ 141,778	¥ 1
Maximum | PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income					$ 425,333	¥ 3
Singapore
TAXES
Income tax rate (%)			17.00%
Japan
TAXES
Income tax rate (%)			15.00%
Hong Kong | First HKD Two Million
TAXES
Income tax rate (%)	8.25%	8.25%
Threshold for profits of two tiered tax regime	$ 2	$ 256,000
Hong Kong | Exceeding HKD Two Million
TAXES
Income tax rate (%)	16.50%	16.50%
Threshold for profits of two tiered tax regime | $	$ 2
China
TAXES
Income tax rate (%)			25.00%